Cover	6 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	Concierge Technologies, Inc.
Entity Central Index Key	0001005101
Entity Primary SIC Number	6199
Entity Tax Identification Number	90-1133909
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	120 Calle Iglesia
Entity Address, Address Line Two	Unit B
Entity Address, City or Town	San Clemente
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92672
City Area Code	949
Local Phone Number	429-5370
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false